Average Annual Total Returns{- Fidelity Flex Opportunistic Insights Fund} - 12.31 Fidelity Flex Opportunistic Insights Fund PRO-07 - Fidelity Flex Opportunistic Insights Fund	Fidelity Flex Opportunistic Insights Fund Return Before Taxes Past 1 year	Fidelity Flex Opportunistic Insights Fund Return Before Taxes Since Inception		Fidelity Flex Opportunistic Insights Fund After Taxes on Distributions Past 1 year	Fidelity Flex Opportunistic Insights Fund After Taxes on Distributions Since Inception		Fidelity Flex Opportunistic Insights Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Opportunistic Insights Fund After Taxes on Distributions and Sales Since Inception		RS003 Past 1 year	RS003 Since Inception
Total	24.94%	22.11%	[1]	22.74%	21.09%	[1]	15.94%	17.92%	[1]	25.66%	17.39%	[1]

[1]	(a)From March 8, 2017